SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2019
SUBSEQUENT EVENTS [abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

Subsequent to January 31, 2019, the Company entered into the following transactions:

(a)

On February 4, 2019, the Company completed the acquisition of 100% of the membership interest held in Phantom Farms, which encompasses the following limited liability companies: Phantom Distribution, LLC, 63353 Bend, LLC, 20727-4 Bend, LLC, 4964 BFH, LLC, Phantom Venture Group, LLC, and Phantom Brands, LLC. Phantom Farms has outdoor cannabis cultivation facilities totalling 80,000 square feet with an additional 40,000 square feet under development in Southern Oregon. Phantom Farms also operates a 5,600 square foot facility which includes a wholesale distribution warehouse and an extraction laboratory, and a 7,700 square foot state-of-the-art indoor grow facility in Central Oregon.

In consideration for 100% of the membership interest of Phantom Farms, the Company paid total consideration of $7,049,260 consisting of:

(i)	the issuance of 2,670,000 common shares on closing valued at a price of C$1.23 per common share;

(ii)	the issuance of 1,700,000 share purchase warrants of the Company, each warrant exercisable for one common share at a price of C$1.50 per common share; and

(iii)

issuance of earnout shares up to a maximum of 4,500,000 common shares, to be issued over a period of seven years, contingent upon the achievement of certain stock price targets of the Company or change of control of the Company at certain stock price valuation targets (50% of the earnout shares issuable upon change of control of the Company at a valuation of C$3.00 per common share or more; 100% of the earnout shares issuable upon change of control of the Company at a valuation of at least C$5.00 per common share).

- $ -
Cash	13,121
Receivables	166,346
Inventory	884,113
Biological assets	75,499
Other assets	52,234
Property and equipment	92,501
Right-of-use asset	2,280,906
Lease liability	(2,251,445)
Goodwill	5,877,094
Accounts payable and Accrued liabilities	(141,109)
Total assets and liabilites acquired	7,049,260
Common shares issued	2,507,138
Stock warrants issued	793,745
Consideration payable	3,748,377
Total consideration	7,049,260

The Company is contracted to purchase SDP Development Group, LLC ("SDP"), which is the company that owns all real estate properties used in connection with Phantom Farms’ cannabis cultivation and distribution operations. The purchase of SDP is anticipated to close on October 15, 2020, at which point the Company will acquire 100% of SDP's membership units for an aggregate purchase price of $8,010,000 payable in cash, or, at the election of the vendors, in whole or in part by the issue of 2,670,000 shares at a deemed price of $3.00 per common share.

The purchase price allocation for acquisitions reflect various fair value estimates which are subject to change within the measurement period. The primary areas of purchase price allocation that are subject to change relate to the fair values of certain tangible assets, the valuation of intangible assets acquired, and residual goodwill. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected. The Company expects to finalize the accounting for the acquisition by January 31, 2020.

(b)

On February 6, 2019, the Company granted incentive stock options to certain employees entitling them to purchase an aggregate of 710,000 common shares of the Company at an exercise price of C$1.11 vesting over a 2-year period, expiring at close of business on February 5, 2022.

(c)	On February 7, 2019, the Company issued 977,479 shares to a vendor of EFF upon conversion of a portion of the convertible promissory note payable.

(d)	Subsequent to January 31, 2019, 702 warrant debentures have been exercised for gross proceeds of C$702,000.

(e)

On May 10, 2019, the Company closed on the purchase of the building and land that EFF was previously leasing. The purchase price was $3,800,000 less the assumed mortgage of $513,294. Remaining consideration of $3,286,706 was paid in 3,983,886 shares with a deemed price of $0.825.

(f)

On May 24, 2019, the Company completed the acquisition of 100% of the common shares held in Swell Companies Limited ("Swell"). In consideration for 100% of the common shares of Swell, the Company paid total consideration consisting of:

(i)	$500,000 cash payable on or before July 1, 2019; $350,000 cash payable on or before September 30, 2019;

(ii)	$730,520 of indebtedness of Swell payable upon close; assumption of $1,000,000 liability in the form of convertible note;

(iii)	1,266,667 Common Shares of C21 upon close;

(iv)	1,200,000 warrants to purchase common shares of C21 with an exercise price of C$1.50/share;

(v)	456,862 common shares of C21 on November 23, 2020;

(vi)

2,450,000 common shares issuance on May 24, 2021. Upon the vendors’ election, up to $5,000,000 in cash to be received 24 months from the closing date if the average closing price of the Company’s shares over the 15 trading days immediately preceding the payment date is less than C$3.75. If the vendors elect to take cash, share issuable would be reduced to 783,333;

(vii)

Issuance of up to a maximum of 6,000,000 earnout common shares, to be issued over a period of seven years, contingent upon the achievement of certain stock price targets of C21, and 50% of the earnout shares upon change of control of C21 and 100% of the earnout shares upon change of control of C21 at a valuation of at least C$5.00 per share.

(g)

On May 28, 2019, the Company completed a non-brokered private placement financing of 5,589,493 units of the Company at a price of C$1.38 per unit, for total gross proceeds of C$7,713,500. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable for one additional common share of the Company at an exercise price of C$1.83 per warrant share for a period of one year.

(h)	As at May 31, 2019, the following debentures have been converted to common shares:

	a.	from the December 31, 2018 convertible debenture issuance (Note 13) - C$1,416,000 of debentures converted to 1,770,000 common shares; and

	b.	from the January 31, 2019 convertible debenture issuance (Note 13) - C$280,000 of debentures converted to 350,000 common shares.